NOTE 15 - EMPLOYEE STOCK PURCHASE PLAN	12 Months Ended
Dec. 31, 2011
Employee Stock Ownership Plan (ESOP), Policy [Policy Text Block]

NOTE 15 - EMPLOYEE STOCK PURCHASE PLAN

In December 1998, DBI adopted an Employee Stock Purchase Plan. All DBI employees, except executive officers and members of the Board of Directors, are afforded the right to purchase a maximum number of shares set from time to time by the Board of Directors. Rights granted must be exercised during a one-month purchase period prescribed by the Board. Rights are exercised at fair market value. There were no rights granted during 2011 and 2010.

NOTE 16 - FAIR VALUE MEASUREMENTS

Fair value is the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in a transaction between market participants on the measurement date. Some assets and liabilities are measured on a recurring basis while others are measured on a non-recurring basis, as required by U.S. GAAP, which also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. The three levels of inputs defined in the standard that may be used to measure fair value are as follows:

  Level 1: Quoted prices for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

  Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

  Level 3: Significant unobservable inputs that are supported by little, if any, market activity. These unobservable inputs reflect estimates that market participants would use in pricing the assets or liability.

DBI used the following methods and significant assumptions to estimate fair value:

Cash, Cash Equivalents, and Federal Funds Sold: For cash, cash equivalents and federal funds sold, the carrying amount is a reasonable estimate of fair value.

Investment Securities: Investment securities available-for-sale ("AFS") are recorded at fair value on a recurring basis. The fair value measurement of most of DBI's AFS securities is currently determined by an independent provider using Level 2 inputs (except as noted below). The measurement is based upon quoted prices for similar assets, if available. If quoted prices are not available, fair values are measured using matrix pricing models, or other model-based valuation techniques requiring observable inputs other than quoted prices such as yield curves, prepayment speed and default rates. Two of DBI's AFS MBS that are secured by non-traditional mortgage loans and one AFS MBS secured by traditional mortgage loans that was previously downgraded were analyzed by a third party in order to determine an estimated fair value. The estimated fair values were based on discounted cash flow analyses and are considered Level 3 inputs.

Refer to Note 3 - Investment Securities for additional detail on the assumptions used in determining the estimated fair values and additional disclosures regarding DBI's investment securities. For other securities held as investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

Loans, net: The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Loans Held for Sale: Mortgage loans held for sale are recorded at the lower of cost or market value. The fair value is based on a market commitment for the sale of the loan in the secondary market. These loans are typically sold within one week of funding. DBI classifies mortgage loans held for sale as nonrecurring Level 2 assets.

Impaired Loans: As defined below in the Glossary of Loan Terms section, a loan is considered impaired when, based on current information or events, it is probable that not all amounts due will be collected according to the contractual terms of the loan agreement. Impairment is measured based on the fair value of the underlying collateral. The collateral value is determined based on appraisals and other market valuations for similar assets. Under FASB ASC Topic 820, "Fair Value Measurements and Disclosures," the fair value of impaired loans is reported before selling costs of the related collateral, while FASB ASC Topic 310, "Receivables," requires that impaired loans be reported on the statement of financial condition net of estimated selling costs. Therefore, significant estimated selling costs would result in the reported fair value of impaired loans being greater than the measurement value of impaired loans as maintained on the statement of financial condition. In most instances, selling costs were estimated for real estate-secured collateral and included broker commissions, legal and title transfer fees and closing costs. Impaired loans are classified as nonrecurring Level 2 assets.

Other Investments: For other investments, the carrying amount is a reasonable estimate of fair value.

Other Real Estate Owned: Real estate that DBI has taken control of in partial or full satisfaction of debt is valued at the lower of book value or fair value. The fair value is determined by analyzing the collateral value of the real estate using appraisals and other market valuations for similar assets less any estimated selling costs. The value carried on the statement of financial condition for other real estate owned is estimated fair value of the properties. Other real estate owned is classified as a nonrecurring Level 2 asset.

Bank Owned Life Insurance: The carrying amount of bank owned life insurance approximates fair value.

Deposit Liabilities: The fair value of demand deposits, savings accounts and certain money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

Borrowings: Rates currently available to DSB for debt with similar terms and remaining maturities are used to estimate fair value of existing debt.

Commitments to Extend Credit, Standby Letters of Credit and Financial Guarantees Written: The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of guarantees and letters of credit is not material.

Assets Recorded at Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis are summarized in the table below:

	December 31, 2011
	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Fair Value
U.S. government-sponsored agencies	$0	$3,517,050	$0	$3,517,050
U.S. government-sponsored agency MBS	0	32,226,529	0	32,226,529
State and local governments	0	25,468,499	0	25,468,499
Residential mortgage-backed securities	0	2,355,680	4,042,935	6,398,615
Total securities available for sale	$0	$63,567,758	$4,042,935	$67,610,693

	December 31, 2010
	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Fair Value
U.S. government-sponsored agencies	$0	$0	$0	$0
U.S. government-sponsored agency MBS	0	21,065,273	0	21,065,273
State and local governments	0	30,906,262	0	30,906,262
Residential mortgage-backed securities	0	5,812,427	5,265,684	11,078,111
Total securities available for sale	$0	$57,783,962	$5,265,684	$63,049,646

The table below presents a reconciliation and income statement classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year-ended December 31, 2011.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Available-
for-Sale
Securities
Beginning balance, January 1, 2011	$5,265,684
Total realized and unrealized gains/(losses):
Included in earnings	(204,757)
Included in other comprehensive income	(306,552)
Purchases, issuances, sales and settlements:
Purchases	0
Issuances	0
Sales	0
Settlements	(711,440)
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance, December 31, 2011	$4,042,935

Assets Recorded at Fair Value on a Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis are summarized in the following table:

	December 31, 2011
	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Fair Value
Loans held for sale	$0	$485,926	$0	$485,926
Other real estate owned	0	801,689	0	801,689
Impaired loans	0	13,260,619	0	13,260,619
Total assets	$0	$14,548,234	$0	$14,548,234

	December 31, 2010
	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Fair Value
Loans held for sale	$0	$3,715,671	$0	$3,715,671
Other real estate owned	0	863,941	0	863,941
Impaired loans	0	13,205,125	0	13,205,125
Total assets	$0	$17,784,737	$0	$17,784,737

The table below summarizes fair value of financial assets and liabilities at December 31, 2011 and 2010.

	For the Years Ended December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
$(000)s
Financial Assets
Cash and federal funds sold	$42,093	$42,093	$35,239	$35,239
Investment securities	67,611	67,611	63,050	63,050
Loans, net of allowance for credit losses	291,254	291,427	292,491	294,838
Loans held for sale	486	486	3,716	3,716
Bank owned life insurance	7,083	7,083	6,818	6,818
Other investments, at cost	4,405	4,405	4,609	4,609
TOTAL	$412,932	$413,105	$405,923	$408,270
Financial Liabilities
Deposits	$327,793	$328,864	$320,499	$321,441
Borrowings	40,041	41,935	43,588	44,605
TOTAL	$367,834	$370,799	$364,087	$366,046